Submission	Jan. 26, 2026
Submission [Line Items]
Central Index Key	0001655050
Registrant Name	Bain Capital Specialty Finance, Inc.
Registration File Number	333-288343
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A